EQUITY AND EARNINGS PER SHARE (Details Narrative) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended					0 Months Ended	1 Months Ended																		12 Months Ended	29 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Jun. 05, 2013	May 15, 2013	Dec. 31, 2013 Stock Options Issued Prior to 2011	May 15, 2013 Manager	Nov. 30, 2013 Manager		Jun. 30, 2013 Manager		Feb. 28, 2013 Manager		Jan. 31, 2013 Manager		Jul. 31, 2012 Manager		May 31, 2012 Manager		Apr. 30, 2012 Manager		Sep. 30, 2011 Manager		Mar. 31, 2011 Manager		Dec. 31, 2013 Manager	Dec. 31, 2013 Manager	Dec. 31, 2013 Manager's Employees	Dec. 31, 2013 Directors	Dec. 31, 2013 Management Employees - Tranche 1	Dec. 31, 2013 Management Employees - Tranche 2	Dec. 31, 2013 Manager Stock Options	Dec. 31, 2013 Manager Stock Options	Dec. 31, 2013 Manager Stock Options	Dec. 31, 2013 Manager Stock Options	Dec. 31, 2013 Manager Stock Options	Dec. 31, 2013 Manager Stock Options	Dec. 31, 2013 Manager Stock Options	Dec. 31, 2013 Manager Stock Options	Dec. 31, 2013 Manager Stock Options	Dec. 31, 2011 Restated
Antidilutive common stock equivalents	2,322,268	3,495,984																																						4,439,734
Dilutive common stock equivalents	6,428,351	1,620,043																																						6,324
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	1,000,000,000	500,000,000	500,000,000
Preferred stock, par value	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized	100,000,000	100,000,000	100,000,000
Stock options authorized	20,000,000
Maximum shares authorized to be issued to the manager, percentage of outstanding equity interest	10.00%
Director awards granted on joining the board, per director	20,000
Options to purchase shares of common stock granted during the period							5,795,095	[1]	4,025,000	[1]	2,300,000	[1]	5,750,000	[1]	2,530,000	[1]	2,300,000	[1]	1,897,500	[1]	2,587,500	[1]	1,725,000	[1]		32,433,822
Stock options converted in spin-off						21,500,000
Last sales price	$ 5.74			$ 12.33	$ 12.66
Options exercised																									8,030		368,498	4,000
Intrinsic value of options exercised																													$ 200	$ 900
Risk free rate																															1.70%	1.13%	1.30%	1.05%	0.75%	2.00%	2.10%	2.50%	2.80%
Dividend yield																															13.20%	13.20%	12.90%	11.90%	11.90%	8.80%	7.80%	8.80%	6.70%
Volatility																															107.80%	151.10%	149.40%	148.40%	147.50%	56.20%	55.50%	36.90%	32.00%
Expected term																															3 years 3 months 18 days	4 years 7 months 6 days	4 years 8 months 12 days	4 years 9 months 18 days	4 years 9 months 18 days	10 years	10 years	10 years	10 years

[1]	In connection with these offerings, Newcastle granted options to the Manager for the purpose of compensating the Manager for its successful efforts in raising capital for Newcastle.